CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Total USD ($)	Total CNY	Series A Preferred Stock CNY	Series B Preferred Stock CNY	Ordinary Shares USD ($)	Ordinary Shares CNY	Ordinary Shares Series A Preferred Stock CNY	Ordinary Shares Series B Preferred Stock CNY	Additional paid in capital USD ($)	Additional paid in capital CNY	Additional paid in capital Series A Preferred Stock CNY	Additional paid in capital Series B Preferred Stock CNY	Statutory reserves USD ($)	Statutory reserves CNY	Statutory reserves Series A Preferred Stock CNY	Statutory reserves Series B Preferred Stock CNY	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) CNY	Accumulated other comprehensive income (loss) Series A Preferred Stock CNY	Accumulated other comprehensive income (loss) Series B Preferred Stock CNY	Treasury stock USD ($)	Treasury stock CNY	Treasury stock Series A Preferred Stock CNY	Treasury stock Series B Preferred Stock CNY	Retained earnings USD ($)	Retained earnings CNY	Retained earnings Series A Preferred Stock CNY	Retained earnings Series B Preferred Stock CNY	Non-controlling interests USD ($)	Non-controlling interests CNY	Non-controlling interests Series A Preferred Stock CNY	Non-controlling interests Series B Preferred Stock CNY
Beginning Balance at Dec. 31, 2009		466,075,753				7,809				193,929,492				38,434,698												233,703,754
Beginning Balance (in shares) at Dec. 31, 2009						50,731,450
Redeemable Convertible Preferred Shares accretion			(13,433,242)	(17,479,734)																							(13,433,242)	(17,479,734)
Share-based compensation		24,128,751								24,128,751
Issuance of shares upon initial public offerings		368,564,645				3,187				368,561,458
Issuance of shares upon initial public offerings (in shares)						23,340,000
Exercise of share options		2,076,090				20				2,076,070
Exercise of share options (in shares)						150,392
Net income/(loss)attributable to JinkoSolar Holding Co., Ltd.		881,873,227																								881,873,227
Foreign currency translation adjustments
Conversion of Redeemable Convertible Preferred Shares			202,491,182	305,183,565			734	1,022			202,490,448	305,182,543
Conversion of Redeemable Convertible Preferred Shares (in shares)							5,375,150	7,481,250
Issuance of shares in secondary offerings		445,721,639				1,060				445,720,579
Issuance of shares in secondary offerings (in shares)						8,000,000
Appropriation to statutory reserves														126,152,136												(126,152,136)
Ending Balance at Dec. 31, 2010		2,665,201,876				13,832				1,542,089,341				164,586,834												958,511,869
Ending Balance (in shares) at Dec. 31, 2010						95,078,342
Capital contribution from non-controlling interests holder		10,000,000																												10,000,000
Share-based compensation		9,879,124								9,879,124
Repurchase of shares of the Company		(56,857,774)				(668)				(48,502,683)												(8,354,423)
Repurchase of shares of the Company (in shares)						(5,919,320)
Exercise of share options		3,759,081				36				3,759,045
Exercise of share options (in shares)						276,136
Net income/(loss)attributable to JinkoSolar Holding Co., Ltd.		273,325,882																								273,342,819				(16,937)
Foreign currency translation adjustments		(134,611)																(134,611)
Appropriation to statutory reserves														14,397,530												(14,397,530)
Ending Balance at Dec. 31, 2011		2,905,173,578				13,200				1,507,224,827				178,984,364				(134,611)				(8,354,423)				1,217,457,158				9,983,063
Ending Balance (in shares) at Dec. 31, 2011						89,435,058
Capital contribution from non-controlling interests holder		100,000																												100,000
Share-based compensation		17,343,110								17,343,110
Repurchase of shares of the Company		(5,521,130)																				(5,521,130)
Repurchase of shares of the Company (in shares)						(694,280)
Exercise of share options		160,861				2				160,859
Exercise of share options (in shares)	18,000					18,000
Net income/(loss)attributable to JinkoSolar Holding Co., Ltd.	(247,799,557)	(1,543,816,018)																								(1,542,422,068)				(1,393,950)
Foreign currency translation adjustments	59,551	371,006																371,006
Appropriation to statutory reserves														56,894												(56,894)
Ending Balance at Dec. 31, 2012	$ 220,511,934	1,373,811,407			$ 2,119	13,202			$ 244,735,846	1,524,728,796			$ 28,738,103	179,041,258			$ 37,944	236,395			$ (2,227,180)	(13,875,553)			$ (52,169,597)	(325,021,804)			$ 1,394,699	8,689,113
Ending Balance (in shares) at Dec. 31, 2012					88,758,778